CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Income and Comprehensive Income [Abstract]
Net income (loss)	$ 40.7	$ 362.5	$ (397.3)
Cumulative translation adjustment, net of (provision for) benefit from taxes of $0.6, $8.3 and $0.3, respectively	(101.9)	(65.8)	139.6
Derivative hedging adjustment, net of (provision for) benefit from taxes of $0.8, $(0.5) and $5.0, respectively	(1.5)	1.5	(2.6)
Debt and equity securities adjustment, net of (provision for) benefit from taxes of $55.6 and $(55.7), respectively	(99.9)	100.8	0
Net gain (loss), net of (provision for) benefit from taxes of $11.8, $(2.4) and $5.2, respectively	(26.6)	5.6	(5.4)
Amortization of actuarial gain (loss), net of (provision for) benefit from taxes of $(1.3), $(0.9) and $(1.4), respectively	2.3	2.3	1.4
Foreign exchange and other effects, net of (provision for) benefit from taxes of $(0.2), $(8.5) and $14.2, respectively	0.8	20.1	(14.7)
Total pension liability adjustment	(23.5)	28.0	(18.7)
Other comprehensive income (loss)	(226.8)	64.5	118.3
Comprehensive income (loss)	(186.1)	427.0	(277.8)
Comprehensive loss (income) attributable to noncontrolling interest	5.4	(4.1)	(2.3)
Comprehensive income (loss) attributable to Terex Corporation	$ (180.7)	$ 422.9	$ (280.1)